Loans, allowance for loan losses and credit quality	12 Months Ended
Dec. 31, 2015
Loans, allowance for loan losses and credit quality
19 Loans, allowance for loan losses and credit quality
Loans are divided in two portfolio segments, “consumer” and “corporate & institutional”. Consumer loans are disaggregated into the classes of mortgages, loans collateralized by securities and consumer finance. Corporate and institutional loans are disaggregated into the classes of real estate, commercial and industrial loans, financial institutions and governments and public institutions.
The determination of the loan classes is primarily driven by the customer segmentation in the private banking, corporate and institutional as well as investment banking businesses across the Group’s core business divisions, all of which are engaged in lending activities.
The Group assigns both counterparty and transaction ratings to its credit exposures. The counterparty rating reflects the >>>probability of default (PD) of the counterparty. The transaction rating reflects the expected loss, considering collateral, on a given transaction if the counterparty defaults. Credit risk is assessed and monitored on the single obligor and single obligation level as well as on the credit portfolio level as represented by the classes of loans. Credit limits are used to manage counterparty credit risk.
Loans
end of	2015	2014
Loans (CHF million)
Mortgages	103,164	98,802
Loans collateralized by securities	37,946	39,818
Consumer finance	3,766	4,323
Consumer	144,876	142,943
Real estate	26,451	29,198
Commercial and industrial loans	77,767	75,046
Financial institutions	21,334	22,343
Governments and public institutions	3,578	3,891
Corporate & institutional	129,130	130,478
Gross loans	274,006	273,421
of which held at amortized cost	253,186	250,508
of which held at fair value	20,820	22,913
Net (unearned income)/deferred expenses	(145)	(112)
Allowance for loan losses	(866)	(758)
Net loans	272,995	272,551
Gross loans by location (CHF million)
Switzerland	155,771	155,767
Foreign	118,235	117,654
Gross loans	274,006	273,421
Impaired loan portfolio (CHF million)
Non-performing loans	983	753
Non-interest-earning loans	272	279
Total non-performing and non-interest-earning loans	1,255	1,032
Restructured loans	282	171
Potential problem loans	436	187
Total other impaired loans	718	358
Gross impaired loans	1,973	1,390
Allowance for loan losses
	2015			2014			2013
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	251	507	758	267	602	869	288	634	922
Changes in scope of consolidation	0	0	0	0	0	0	0	(1)	(1)
Net movements recognized in statements of operations	66	229	295	66	79	145	76	90	166
Gross write-offs	(118)	(111)	(229)	(108)	(241)	(349)	(123)	(163)	(286)
Recoveries	12	16	28	17	24	41	24	30	54
Net write-offs	(106)	(95)	(201)	(91)	(217)	(308)	(99)	(133)	(232)
Provisions for interest	6	12	18	1	19	20	5	21	26
Foreign currency translation impact and other adjustments, net	(1)	(3)	(4)	8	24	32	(3)	(9)	(12)
Balance at end of period	216	650	866	251	507	758	267	602	869
of which individually evaluated for impairment	170	480	650	202	338	540	217	437	654
of which collectively evaluated for impairment	46	170	216	49	169	218	50	165	215
Gross loans held at amortized cost (CHF million)
Balance at end of period	144,855	108,331	253,186	142,926	107,582	250,508	132,470	96,087	228,557
of which individually evaluated for impairment [1]	647	1,326	1,973	582	808	1,390	569	920	1,489
of which collectively evaluated for impairment	144,208	107,005	251,213	142,344	106,774	249,118	131,901	95,167	227,068
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2015			2014			2013
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	389	4,294	4,683	181	4,127	4,308	0	4,611	4,611
Reclassifications from loans held-for-sale [2]	0	355	355	0	397	397	0	275	275
Reclassifications to loans held-for-sale [3]	1,641	735	2,376	1,055	806	1,861	0	996	996
Sales [3]	0	373	373	0	272	272	0	698	698
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Credit quality of loans held at amortized cost
Management monitors the credit quality of loans through its credit risk management processes, which are structured to assess, measure, monitor and manage risk on a consistent basis. This process requires careful consideration of proposed extensions of credit, the setting of specific limits, monitoring during the life of the exposure, active use of credit mitigation tools and a disciplined approach to recognizing credit impairment.
Management evaluates many factors when assessing the credit quality of loans. These factors include the volatility of default probabilities, rating changes, the magnitude of potential loss, internal risk ratings, and geographic, industry and other economic factors. For the purpose of credit quality disclosures, the Group uses detailed internal risk ratings which are aggregated to the credit quality indicators investment grade and non-investment grade.
The Group employs a set of credit ratings for the purpose of internally rating counterparties. Credit ratings are intended to reflect the risk of default of each counterparty. Ratings are assigned based on internally developed rating models and processes, which are subject to governance and internally independent validation procedures.
Internal ratings are assigned to all loans reflecting the Group’s internal view of the credit quality of the counterparty. Internal ratings may differ from a counterparty’s external ratings, if one is available. Internal ratings for consumer loans and for corporates managed on the Swiss platform are regularly reviewed depending on loan type, client segment, collateral or event-driven developments. Internal ratings for all other corporate and institutional credit facilities are reviewed at least annually. For the calculation of internal risk estimates and >>>risk-weighted assets, a PD is assigned to each loan. For consumer loans, corporates managed on the Swiss platform and since 2015 the majority of all other corporate and institutional counterparties, an internal rating or a PD is calculated directly by proprietary statistical rating models. These models are based on internally compiled data comprising both quantitative factors (primarily balance sheet information for corporates and loan-to-value ratio and the borrower’s income level for mortgage lending) and qualitative factors (e.g., credit histories from credit reporting bureaus). For models calculating a PD, an equivalent rating based on the Standard & Poor’s rating scale is assigned based on the PD band associated with each rating, which is used for disclosure purposes. For the remaining corporate and institutional facilities, which until the end of 2014 included all corporate and institutional loans excluding corporates managed on the Swiss platform, the PD is determined through an internal rating assigned on the basis of a structured expert approach. The PD for each internal rating is calibrated to historic default experience using internal data and external data from Standard & Poor’s.
Since the fourth quarter of 2015, the Group’s internal credit rating methodology for >>>lombard loans in the Group’s main locations in the Asia Pacific region across all loan classes considers the quality and diversification of collateral securities as a basis for determining the internal risk rating both for regulatory and financial reporting purposes. The change in the internal rating methodology for lombard loans in these locations did not have a significant impact on the Group’s total investment grade and non-investment grade loans.
>>>Reverse repurchase agreements are fully collateralized and in the event of counterparty default the reverse repurchase agreement provides the Group the right to liquidate the collateral held. Group risk management manages these instruments on the basis of the value of the underlying collateral, as opposed to loans, which are risk-managed on the ability of the counterparty to repay. Therefore the underlying collateral coverage is the most appropriate credit quality indicator for reverse repurchase agreements. In addition, the Group has elected the >>>fair value option for the majority of its reverse repurchase agreements. As such, reverse repurchase agreements have not been included in the following tables.
The following tables present the Group’s recorded investment in loans held at amortized cost by aggregated internal counterparty credit ratings investment grade and non-investment grade that are used as credit quality indicators for the purpose of this disclosure, and a related aging analysis.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
2015 (CHF million)
Mortgages	89,966	12,950	248	103,164
Loans collateralized by securities	36,129	1,679	138	37,946
Consumer finance	1,247	2,272	226	3,745
Consumer	127,342	16,901	612	144,855
Real estate	19,454	6,126	98	25,678
Commercial and industrial loans	32,995	32,365	859	66,219
Financial institutions	12,391	2,965	149	15,505
Governments and public institutions	824	105	0	929
Corporate & institutional	65,664	41,561	1,106	108,331
Gross loans held at amortized cost	193,006	58,462	1,718	253,186
Value of collateral [1]	178,649	48,422	1,063	228,134
2014 (CHF million)
Mortgages	82,360	16,249	193	98,802
Loans collateralized by securities	37,426	2,306	86	39,818
Consumer finance	1,717	2,348	241	4,306
Consumer	121,503	20,903	520	142,926
Real estate	20,883	7,224	68	28,175
Commercial and industrial loans	31,362	31,473	541	63,376
Financial institutions	11,893	2,624	106	14,623
Governments and public institutions	992	416	0	1,408
Corporate & institutional	65,130	41,737	715	107,582
Gross loans held at amortized cost	186,633	62,640	1,235	250,508
Value of collateral [1]	174,338	50,631	650	225,619
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Group's risk management policies and directives, with maximum review periods determined by property type, market liquidity, market transparency and appraisal cost.

Value of collateral
In the Group’s private banking, corporate and institutional businesses, all collateral values for loans are regularly reviewed according to the Group’s risk management policies and directives, with maximum review periods determined by collateral type, market liquidity, market transparency and appraisal costs. For example, traded securities are revalued on a daily basis and property values are appraised over a period of more than one year considering the characteristics of the borrower, current developments in the relevant real estate market and the current level of credit exposure to the borrower. If the credit exposure to a borrower has changed significantly, in volatile markets or in times of increasing general market risk, collateral values may be appraised more frequently. Management judgment is applied in assessing whether markets are volatile or general market risk has increased to a degree that warrants a more frequent update of collateral values. Movements in monitored risk metrics that are statistically different compared to historical experience are considered in addition to analysis of externally-provided forecasts, scenario techniques and macro-economic research. For impaired loans, the fair value of collateral is determined within 90 days of the date the impairment was identified and thereafter regularly revalued by Group credit risk management within the impairment review process.
In the Group’s investment banking businesses, few loans are collateral dependent. The collateral values for these loans are appraised on at least an annual basis, or when a loan-relevant event occurs.
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31–60 days	61–90 days	More than 90 days	Total	Total
2015 (CHF million)
Mortgages	102,895	80	17	10	162	269	103,164
Loans collateralized by securities	37,589	214	7	1	135	357	37,946
Consumer finance	3,321	176	36	33	179	424	3,745
Consumer	143,805	470	60	44	476	1,050	144,855
Real estate	25,595	24	3	1	55	83	25,678
Commercial and industrial loans	65,129	507	109	69	405	1,090	66,219
Financial institutions	15,259	90	45	2	109	246	15,505
Governments and public institutions	928	1	0	0	0	1	929
Corporate & institutional	106,911	622	157	72	569	1,420	108,331
Gross loans held at amortized cost	250,716	1,092	217	116	1,045	2,470	253,186
2014 (CHF million)
Mortgages	98,519	99	14	9	161	283	98,802
Loans collateralized by securities	39,648	81	1	1	87	170	39,818
Consumer finance	3,784	231	60	46	185	522	4,306
Consumer	141,951	411	75	56	433	975	142,926
Real estate	28,084	24	1	4	62	91	28,175
Commercial and industrial loans	62,305	719	20	39	293	1,071	63,376
Financial institutions	14,459	41	0	0	123	164	14,623
Governments and public institutions	1,383	25	0	0	0	25	1,408
Corporate & institutional	106,231	809	21	43	478	1,351	107,582
Gross loans held at amortized cost	248,182	1,220	96	99	911	2,326	250,508
Impaired loans
Categories of impaired loans
In accordance with Group policies, impaired loans include non-performing loans, non-interest-earning loans, restructured loans and potential problem loans.
> Refer to “Loans” in Note 1 – Summary of significant accounting policies for further information on categories of impaired loans.
As of December 31, 2015 and 2014, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages. As of December 31, 2015 and 2014, the Group did not have any material commitments to lend additional funds to debtors whose loan terms had been modified in troubled debt restructurings.
Gross impaired loans by category
	Non-performing and non-interest-earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2015 (CHF million)
Mortgages	197	17	214	18	49	67	281	[1]
Loans collateralized by securities	108	27	135	0	3	3	138
Consumer finance	204	23	227	0	1	1	228
Consumer	509	67	576	18	53	71	647
Real estate	53	19	72	0	29	29	101
Commercial and industrial loans	333	136	469	263	319	582	1,051
Financial institutions	88	50	138	1	35	36	174
Corporate & institutional	474	205	679	264	383	647	1,326
Gross impaired loans	983	272	1,255	282	436	718	1,973
2014 (CHF million)
Mortgages	189	19	208	4	39	43	251	[1]
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	225	17	242	0	1	1	243
Consumer	425	111	536	4	42	46	582
Real estate	50	16	66	0	9	9	75
Commercial and industrial loans	190	116	306	167	133	300	606
Financial institutions	88	36	124	0	3	3	127
Corporate & institutional	328	168	496	167	145	312	808
Gross impaired loans	753	279	1,032	171	187	358	1,390
1
As of December 31, 2015 and 2014, CHF 68 million and CHF 80 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

Write-off and recovery of loans
Write-off of a loan occurs when it is considered certain that there is no possibility of recovering the outstanding principal. In the Group’s investment banking businesses, a loan is written down to its net book value once the loan provision is greater than 80% of the loan notional amount, unless repayment of the loan is anticipated to occur within the next two quarters. In the Group’s private banking, corporate and institutional businesses, write-offs are made, based on an individual counterparty assessment performed by Group credit risk management, if it is certain that parts of a loan will not be recoverable. For collateralized loans, the collateral is assessed and the unsecured exposure is written off. Write-offs on uncollateralized loans are based on the borrower’s ability to pay back the outstanding loan out of free cash flow. The Group evaluates the recoverability of the loans granted, if a borrower is expected to default wholly or partly on its payment obligations or to meet these only with third-party support. Adjustments are made to reflect the estimated realizable value of the loan or any collateral. Triggers to assess the creditworthiness of a borrower to absorb the adverse developments include i) a default on interest or principal payments by more than 90 days, ii) a waiver of interest or principal by the Group, iii) a downgrade of the loan to non-interest-earning, iv) the collection of the debt through seizure order, bankruptcy proceedings or realization of collateral, or v) the insolvency of the borrower. Based on such assessment, Group credit risk management evaluates the need for write-offs individually and on an ongoing basis.
Recoveries of loans previously written off are recorded based on the cash or estimated fair value of other amounts received.
Gross impaired loan details
end of	2015			2014
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	209	196	26	205	194	27
Loans collateralized by securities	117	112	15	63	60	53
Consumer finance	221	201	129	236	217	122
Consumer	547	509	170	504	471	202
Real estate	76	72	10	68	64	7
Commercial and industrial loans	815	796	387	599	570	259
Financial institutions	172	166	83	126	120	72
Corporate & institutional	1,063	1,034	480	793	754	338
Gross impaired loans with a specific allowance	1,610	1,543	650	1,297	1,225	540
Mortgages	72	71	–	46	46	–
Loans collateralized by securities	21	22	–	25	25	–
Consumer finance	7	7	–	7	7	–
Consumer	100	100	–	78	78	–
Real estate	25	25	–	7	7	–
Commercial and industrial loans	236	236	–	7	7	–
Financial institutions	2	2	–	1	1	–
Corporate & institutional	263	263	–	15	15	–
Gross impaired loans without specific allowance	363	363	–	93	93	–
Gross impaired loans	1,973	1,906	650	1,390	1,318	540
of which consumer	647	609	170	582	549	202
of which corporate & institutional	1,326	1,297	480	808	769	338
Gross impaired loan details (continued)
in	2015			2014					2013
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized		Interest income recognized on a cash basis		Average recorded investment	Interest income recognized		Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	190	2	2	205	2	[1]	2	[1]	204	3	[1]	2	[1]
Loans collateralized by securities	82	0	0	65	1	[1]	1	[1]	70	2		2
Consumer finance	228	1	1	237	1		1		256	0		0
Consumer	500	3	3	507	4		4		530	5		4
Real estate	74	0	0	75	0		0		72	1		1
Commercial and industrial loans	626	7	3	667	10	[1]	4	[1]	748	12	[1]	6	[1]
Financial institutions	149	1	1	127	0		0		136	1	[1]	1	[1]
Governments and public institutions	0	0	0	5	0		0		0	0		0
Corporate & institutional	849	8	4	874	10		4		956	14		8
Gross impaired loans with a specific allowance	1,349	11	7	1,381	14		8		1,486	19		12
Mortgages	51	4	0	36	5	[1]	0		26	3	[1]	0
Loans collateralized by securities	33	0	0	29	1	[1]	1	[1]	27	0		0
Consumer finance	7	0	0	21	0		0		22	0		0
Consumer	91	4	0	86	6		1		75	3		0
Real estate	12	1	0	9	4	[1]	0		11	0		0
Commercial and industrial loans	98	3	1	18	3	[1]	0		59	5	[1]	0
Financial institutions	4	0	0	0	0		0		2	0		0
Corporate & institutional	114	4	1	27	7		0		72	5		0
Gross impaired loans without specific allowance	205	8	1	113	13		1		147	8		0
Gross impaired loans	1,554	19	8	1,494	27		9		1,633	27		12
of which consumer	591	7	3	593	10		5		605	8		4
of which corporate & institutional	963	12	5	901	17		4		1,028	19		8
1 Prior period has been corrected.
Allowance for specifically identified credit losses on impaired loans
The Group considers a loan impaired when, based on current information and events, it is probable that the Group will be unable to collect the amounts due according to the contractual terms of the loan agreement. The Group performs an in-depth review and analysis of impaired loans considering factors such as recovery and exit options as well as collateral and counterparty risk. In general, all impaired loans are individually assessed. For consumer loans, the trigger to detect an impaired loan is non-payment of interest. Non-payment of interest is also a trigger to detect impaired corporate and institutional loans. In addition, loans to corporates managed on the Swiss platform are regularly reviewed depending on loan type, client segment, collateral or event-driven developments. All other corporate and institutional loans are reviewed at least annually based on the borrower’s financial statements and any indications of difficulties they may experience. Loans that are not impaired, but which are of special concern due to changes in covenants, downgrades, negative financial news and other adverse developments, are included on a watch list. All loans on the watch list are reviewed at least quarterly to determine whether they should be moved to Group recovery management, at which point they are reviewed quarterly for impairment. If an individual loan specifically identified for evaluation is considered impaired, the allowance is determined as a reasonable estimate of credit losses existing as of the end of the reporting period. Thereafter, the allowance is revalued by Group credit risk management at least annually or more frequently depending on the risk profile of the borrower or credit relevant events. For certain non-collateral-dependent impaired loans, an impairment is measured using the present value of estimated future cash flows, except that as a practical expedient an impairment may be measured based on a loan’s observable market price. If the present value of estimated future cash flows is used, the impaired loan and related allowance are revalued at least quarterly to reflect the passage of time. For collateral-dependent impaired loans, an impairment is measured using the fair value of the collateral.
Restructured loans held at amortized cost
in	2015			2014			2013
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Mortgages	1	13	13	1	4	4	0	0	0
Loans collateralized by securities	1	0	0	0	0	0	0	0	0
Consumer finance	0	0	0	0	0	0	1	1	0
Commercial and industrial loans	13	207	210	10	290	238	5	27	25
Financial institutions	1	2	2	0	0	0	0	0	0
Total	16	222	225	11	294	242	6	28	25
In 2015, the Group reported the default of one loan within commercial and industrial loans with a recorded investment amount of CHF 65 million, which had been restructured within the previous 12 months. In 2014 and 2013, the Group did not experience a default of such loans.
In 2015, the loan modifications of the Group included interest rate reductions to rates lower than the current market rate for new loans with similar risk, extended repayment terms, waivers of loan covenants, partial loan waivers, reductions of accrued interest and added penalty interest.

Bank
Loans, allowance for loan losses and credit quality
18 Loans, allowance for loan losses and credit quality
end of	2015	2014
Loans (CHF million)
Mortgages	88,566	84,527
Loans collateralized by securities	37,833	39,712
Consumer finance	1,092	1,582
Consumer	127,491	125,821
Real estate	23,561	26,279
Commercial and industrial loans	74,967	72,191
Financial institutions	26,375	28,654
Governments and public institutions	3,445	3,746
Corporate & institutional	128,348	130,870
Gross loans	255,839	256,691
of which held at amortized cost	235,019	233,778
of which held at fair value	20,820	22,913
Net (unearned income)/deferred expenses	(200)	(166)
Allowance for loan losses	(724)	(597)
Net loans	254,915	255,928
Gross loans by location (CHF million)
Switzerland	137,729	139,211
Foreign	118,110	117,480
Gross loans	255,839	256,691
Impaired loan portfolio (CHF million)
Non-performing loans	810	564
Non-interest-earning loans	251	257
Total non-performing and non-interest-earning loans	1,061	821
Restructured loans	282	171
Potential problem loans	373	140
Total other impaired loans	655	311
Gross impaired loans	1,716	1,132
Allowance for loan losses
	2015			2014			2013
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Allowance for loan losses (CHF million)
Balance at beginning of period	131	466	597	134	557	691	143	578	721
Changes in scope of consolidation	0	0	0	0	0	0	0	(1)	(1)
Net movements recognized in statements of operations	21	227	248	7	78	85	7	84	91
Gross write-offs	(51)	(107)	(158)	(35)	(232)	(267)	(38)	(147)	(185)
Recoveries	6	16	22	12	24	36	20	30	50
Net write-offs	(45)	(91)	(136)	(23)	(208)	(231)	(18)	(117)	(135)
Provisions for interest	7	12	19	3	19	22	5	20	25
Foreign currency translation impact and other adjustments, net	(1)	(3)	(4)	10	20	30	(3)	(7)	(10)
Balance at end of period	113	611	724	131	466	597	134	557	691
of which individually evaluated for impairment	84	455	539	104	309	413	104	407	511
of which collectively evaluated for impairment	29	156	185	27	157	184	30	150	180
Gross loans held at amortized cost (CHF million)
Balance at end of period	127,471	107,548	235,019	125,804	107,974	233,778	115,601	96,939	212,540
of which individually evaluated for impairment [1]	468	1,248	1,716	393	739	1,132	354	840	1,194
of which collectively evaluated for impairment	127,003	106,300	233,303	125,411	107,235	232,646	115,247	96,099	211,346
1 Represents gross impaired loans both with and without a specific allowance.
Purchases, reclassifications and sales
in	2015			2014			2013
	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total	Consumer	Corporate & institutional	Total
Loans held at amortized cost (CHF million)
Purchases [1]	389	4,294	4,683	181	4,127	4,308	0	4,611	4,611
Reclassifications from loans held-for-sale [2]	0	355	355	0	397	397	0	275	275
Reclassifications to loans held-for-sale [3]	1,641	735	2,376	1,055	806	1,861	0	996	996
Sales [3]	0	373	373	0	272	272	0	698	698
1 Includes drawdowns under purchased loan commitments.
2 Includes loans previously reclassified to held-for-sale that were not sold and were reclassified back to loans held-to-maturity.
3 All loans held at amortized cost which are sold are reclassified to loans held-for-sale on or prior to the date of the sale.
Gross loans held at amortized cost by internal counterparty rating
	Investment grade	Non-investment grade
end of	Ratings AAA to BBB	Ratings BB to C	Rating D	Total
2015 (CHF million)
Mortgages	79,664	8,697	205	88,566
Loans collateralized by securities	36,028	1,667	138	37,833
Consumer finance	743	231	98	1,072
Consumer	116,435	10,595	441	127,471
Real estate	17,717	4,995	77	22,789
Commercial and industrial loans	31,720	30,898	802	63,420
Financial institutions	17,445	2,951	149	20,545
Governments and public institutions	691	103	0	794
Corporate & institutional	67,573	38,947	1,028	107,548
Gross loans held at amortized cost	184,008	49,542	1,469	235,019
Value of collateral [1]	166,086	41,583	957	208,626
2014 (CHF million)
Mortgages	72,844	11,527	156	84,527
Loans collateralized by securities	37,338	2,288	86	39,712
Consumer finance	1,235	235	95	1,565
Consumer	111,417	14,050	337	125,804
Real estate	19,169	6,020	67	25,256
Commercial and industrial loans	30,156	29,890	475	60,521
Financial institutions	18,209	2,619	106	20,934
Governments and public institutions	850	413	0	1,263
Corporate & institutional	68,384	38,942	648	107,974
Gross loans held at amortized cost	179,801	52,992	985	233,778
Value of collateral [1]	162,598	43,141	564	206,303
1
Includes the value of collateral up to the amount of the outstanding related loans. For mortgages, the value of collateral is determined at the time of granting the loan and thereafter regularly reviewed according to the Bank's risk management policies and directives, with maximum review periods determined by property type, market liquidity, market transparency and appraisal cost.

Since the fourth quarter of 2015, the Bank’s internal credit rating methodology for >>>lombard loans in the Bank’s main locations in the Asia Pacific region across all loan classes considers the quality and diversification of collateral securities as a basis for determining the internal risk rating both for regulatory and financial reporting purposes. The change in the internal rating methodology for lombard loans in these locations did not have a significant impact on the Bank’s total investment grade and non-investment grade loans.
Gross loans held at amortized cost – aging analysis
	Current	Past due
end of		Up to 30 days	31-60 days	61-90 days	More than 90 days	Total	Total
2015 (CHF million)
Mortgages	88,326	78	16	8	138	240	88,566
Loans collateralized by securities	37,476	214	7	1	135	357	37,833
Consumer finance	875	120	7	19	51	197	1,072
Consumer	126,677	412	30	28	324	794	127,471
Real estate	22,708	24	3	0	54	81	22,789
Commercial and industrial loans	62,379	498	105	68	370	1,041	63,420
Financial institutions	20,299	90	45	2	109	246	20,545
Governments and public institutions	793	1	0	0	0	1	794
Corporate & institutional	106,179	613	153	70	533	1,369	107,548
Gross loans held at amortized cost	232,856	1,025	183	98	857	2,163	235,019
2014 (CHF million)
Mortgages	84,269	97	13	8	140	258	84,527
Loans collateralized by securities	39,542	81	1	1	87	170	39,712
Consumer finance	1,372	123	7	23	40	193	1,565
Consumer	125,183	301	21	32	267	621	125,804
Real estate	25,167	23	1	4	61	89	25,256
Commercial and industrial loans	59,555	659	15	37	255	966	60,521
Financial institutions	20,771	41	0	0	122	163	20,934
Governments and public institutions	1,238	25	0	0	0	25	1,263
Corporate & institutional	106,731	748	16	41	438	1,243	107,974
Gross loans held at amortized cost	231,914	1,049	37	73	705	1,864	233,778
Gross impaired loans by category
	Non-performing and non-interest earning loans			Other impaired loans
end of	Non- performing loans	Non- interest- earning loans	Total	Restruc- tured loans	Potential problem loans	Total	Total
2015 (CHF million)
Mortgages	173	13	186	18	25	43	229	[1]
Loans collateralized by securities	108	27	135	0	3	3	138
Consumer finance	77	23	100	0	1	1	101
Consumer	358	63	421	18	29	47	468
Real estate	51	19	70	0	11	11	81
Commercial and industrial loans	314	119	433	263	298	561	994
Financial institutions	87	50	137	1	35	36	173
Corporate & institutional	452	188	640	264	344	608	1,248
Gross impaired loans	810	251	1,061	282	373	655	1,716
2014 (CHF million)
Mortgages	166	17	183	4	23	27	210	[1]
Loans collateralized by securities	11	75	86	0	2	2	88
Consumer finance	78	17	95	0	0	0	95
Consumer	255	109	364	4	25	29	393
Real estate	49	15	64	0	9	9	73
Commercial and industrial loans	172	98	270	167	103	270	540
Financial institutions	88	35	123	0	3	3	126
Corporate & institutional	309	148	457	167	115	282	739
Gross impaired loans	564	257	821	171	140	311	1,132
1
As of December 31, 2015 and 2014, CHF 57 million and CHF 66 million, respectively, were related to consumer mortgages secured by residential real estate for which formal foreclosure proceedings according to local requirements of the applicable jurisdiction were in process.

As of December 31, 2015 and 2014, loans held-to-maturity carried at amortized cost did not include any subprime residential mortgages. Accordingly, impaired loans did not include any subprime residential mortgages. As of December 31, 2015 and 2014, the Bank did not have any material commitments to lend additional funds to debtors whose loan terms have been modified in troubled debt restructurings.
Gross impaired loan details
end of	2015			2014
	Recorded investment	Unpaid principal balance	Associated specific allowance	Recorded investment	Unpaid principal balance	Associated specific allowance
Gross impaired loan detail (CHF million)
Mortgages	163	153	19	166	154	19
Loans collateralized by securities	117	112	14	63	60	53
Consumer finance	94	88	51	88	87	32
Consumer	374	353	84	317	301	104
Real estate	57	52	7	65	62	7
Commercial and industrial loans	760	745	365	533	507	230
Financial institutions	171	166	83	125	120	72
Corporate & institutional	988	963	455	723	689	309
Gross impaired loans with a specific allowance	1,362	1,316	539	1,040	990	413
Mortgages	66	65	–	44	43	–
Loans collateralized by securities	21	22	–	25	25	–
Consumer finance	7	7	–	7	7	–
Consumer	94	94	–	76	75	–
Real estate	24	24	–	8	7	–
Commercial and industrial loans	234	234	–	7	7	–
Financial institutions	2	2	–	1	1	–
Corporate & institutional	260	260	–	16	15	–
Gross impaired loans without specific allowance	354	354	–	92	90	–
Gross impaired loans	1,716	1,670	539	1,132	1,080	413
of which consumer	468	447	84	393	376	104
of which corporate & institutional	1,248	1,223	455	739	704	309
Gross impaired loan details (continued)
in	2015			2014					2013
	Average recorded investment	Interest income recognized	Interest income recognized on a cash basis	Average recorded investment	Interest income recognized		Interest income recognized on a cash basis		Average recorded investment	Interest income recognized		Interest income recognized on a cash basis
Gross impaired loan detail (CHF million)
Mortgages	152	1	1	163	2	[1]	2	[1]	154	3	[1]	2	[1]
Loans collateralized by securities	82	0	0	65	1	[1]	1	[1]	70	2		2
Consumer finance	92	1	1	81	1		1		87	0		0
Consumer	326	2	2	309	4		4		311	5		4
Real estate	67	0	0	74	0		0		67	1		1
Commercial and industrial loans	566	7	1	597	10	[1]	4	[1]	669	12	[1]	6	[1]
Financial institutions	149	1	1	127	0		0		136	1	[1]	1	[1]
Governments and public institutions	0	0	0	5	0		0		0	0		0
Corporate & institutional	782	8	2	803	10		4		872	14		8
Gross impaired loans with a specific allowance	1,108	10	4	1,112	14		8		1,183	19		12
Mortgages	46	3	0	30	5	[1]	0		19	3	[1]	0
Loans collateralized by securities	33	0	0	29	1	[1]	1	[1]	27	0		0
Consumer finance	7	0	0	21	0		0		22	0		0
Consumer	86	3	0	80	6		1		68	3		0
Real estate	9	1	0	9	4	[1]	0		11	0		0
Commercial and industrial loans	97	3	0	17	3	[1]	0		58	5	[1]	0
Financial institutions	4	0	0	0	0		0		2	0		0
Corporate & institutional	110	4	0	26	7		0		71	5		0
Gross impaired loans without specific allowance	196	7	0	106	13		1		139	8		0
Gross impaired loans	1,304	17	4	1,218	27		9		1,322	27		12
of which consumer	412	5	2	389	10		5		379	8		4
of which corporate & institutional	892	12	2	829	17		4		943	19		8
1 Prior period has been corrected.
Restructured loans held at amortized cost
in	2015			2014			2013
	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification	Number of contracts	Recorded investment – pre- modification	Recorded investment – post- modification
Restructured loans (CHF million)
Mortgages	1	13	13	1	4	4	0	0	0
Loans collateralized by securities	1	0	0	0	0	0	0	0	0
Consumer finance	0	0	0	0	0	0	1	1	0
Commercial and industrial loans	13	207	210	10	290	238	5	27	25
Financial institutions	1	2	2	0	0	0	0	0	0
Total	16	222	225	11	294	242	6	28	25
In 2015, the Bank reported the default of one loan within commercial and industrial loans with a recorded investment amount of CHF 65 million, which had been restructured within the previous 12 months. In 2014 and 2013, the Bank did not experience a default of such loans.
In 2015, the loan modifications of the Bank included interest rate reductions to rates lower than the current market rate for new loans with similar risk, extended repayment terms, waivers of loan covenants, partial loan waivers, reductions of accrued interest and added penalty interest.
> Refer to “Note 19 – Loans, allowance for loan losses and credit quality” in V – Consolidated financial statements – Credit Suisse Group for further information.